ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) segment vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Trading activity:
Transfer of additional paid in capital	$ (1,579)
Percentage of voting interest acquired	50.00%
Number of vessels in sale and leaseback transaction | vessel	5
Number of reportable segments | segment	3
Other operating gains and losses | Energy trading contract
Trading activity:
Gains and losses on trading activity	$ 0	$ 4,000	$ 0
Minimum | Drydocking
Trading activity:
Period until next anticipated drydocking	2 years
Maximum | Drydocking
Trading activity:
Period until next anticipated drydocking	5 years
Accumulated Other Comprehensive Loss
Trading activity:
Transfer of additional paid in capital	$ 4,424
Additional Paid-in Capital
Trading activity:
Transfer of additional paid in capital	(6,003)
Out of Period Correction | Other financial Items, net
Trading activity:
Transfer of additional paid in capital	1,600
Out of Period Correction | Accumulated Other Comprehensive Loss
Trading activity:
Transfer of additional paid in capital	4,400
Out of Period Correction | Additional Paid-in Capital
Trading activity:
Transfer of additional paid in capital	$ 6,000